Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”)

1933 Act Registration No. 333-193135

1940 Act Registration No. 811-22927

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 28, 2020, as supplemented on March 19, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF.

Very truly yours,

Invesco Actively Managed Exchange-Traded Commodity Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903     invesco.com/ETFs     @InvescoETFs